Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 747,976	$ 747,976	$ 747,976
License	354,322	354,322	354,322
Patents	136,352	139,322	151,199
Accumulated Amortization	(54,437)	(51,467)	(39,590)
Net Intangible Assets	$ 1,238,650	$ 1,241,620	$ 1,253,497